Long-term debt	12 Months Ended
Dec. 31, 2023
Long-term debt [Abstract]
Long-term debt
14.

Long-term debt
2023 2022
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 $ 99,374 $ 99,355
Series G - 4.19 % debentures due June 24, 2024 499,821 499,407
Series H - 2.95 % debentures due October 21, 2027 398,582 398,238
Term

loans
786,397 -
1,784,174 997,000
Less current portion (499,821) -
Total $ 1,284,353 $ 997,000
Cameco has a $ 1,000,000,000

unsecured revolving credit facility that is available until
October 1, 2027 . Upon mutual
agreement, the facility can be extended for an additional year on the anniversary date. In addition to direct borrowings under the facility, up to $ 100,000,000

can be used for the issuance of letters of credit and, to the extent necessary, it may be used to provide liquidity support for the Company’s commercial paper program. The agreement also provides the ability to increase the revolving credit facility above $ 1,000,000,000

by increments no less than $
50,000,000 , to a total of $ 1,250,000,000 . The
facility ranks equally with all of Cameco’s other senior debt. As of December 31, 2023 and 2022, there were no amounts
outstanding under this facility.

Cameco has $ 1,771,663,000

(2022 - $
1,756,754,000 ) in letter of credit facilities. Outstanding and committed letters of credit at
December 31, 2023 amounted to $ 1,383,689,000

(2022 - $
1,593,379,000 ), the majority of which relate to future
decommissioning and reclamation liabilities (note 16).
On November 7, 2023, the Company utilized a term loan for $ 600,000,000

(US) with a syndicate of lenders. The proceeds of
the term loan were used to finance the 49 % acquisition of Westinghouse. The term loan consists of two $ 300,000,000

(US)
tranches. The first tranche has a floating interest rate of SOFR plus 1.80 % and matures on November 7, 2025. The second tranche has a floating interest rate of SOFR plus 2.05 % and matures on November 7, 2026.
Cameco is bound by a covenant in its revolving credit facility and term loan. The covenant requires a funded debt to tangible net worth ratio equal to or less than 1 :1. Non-compliance with this covenant could result in accelerated payment and termination of the revolving credit facility and term loan. At December 31, 2023, Cameco was in compliance with the covenant and does not expect its operating and investing activities in 2024 to be constrained by it.
The table below represents currently scheduled maturities of long-term debt:
2024 2025 2026 2027 2028 Thereafter Total
$ 499,821 393,420 392,977 398,582 - 99,374 $ 1,784,174